Shareholder Report, Holdings (Details) - C000241226	Jun. 30, 2026
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.00%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%